UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               --------------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Glenview Capital Management, LLC
Address:   767 Fifth Avenue, 44th Floor
           New York, NY 10153


Form 13F File Number: 028-10134
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Horowitz
Title:  Chief Operating Officer and General Counsel
Phone:  212-812-4700

Signature, Place, and Date of Signing:

/s/ Mark Horowitz                  New York, New York             May 17, 2010
---------------------------------  ---------------------------    ------------
[Signature]                        [City, State]                    [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                       ----------------------------

Form 13F Information Table Entry Total:              65
                                       ----------------------------

Form 13F Information Table Value Total:       $  5,340,165
                                       ----------------------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     NONE




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


                                                  GLENVIEW CAPITAL MANAGEMENT LLC
                                                             FORM 13F
                                                   Quarter Ended March 31, 2010

---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------  ----
ALCON INC                    COM SHS          H01301102   48,500    300,200 SH       SOLE                   300,200
ALCON INC                    COM SHS          H01301102   84,819    525,000 SH  CALL SOLE                   525,000
AMDOCS LTD                   ORD              G02602103   25,180    836,273 SH       SOLE                   836,273
AMERICAN TOWER CORP          CL A             029912201   27,937    655,636 SH       SOLE                   655,636
AMERICAN WTR WKS CO INC NEW  COM              030420103      685     31,500 SH       SOLE                    31,500
AON CORP                     COM              037389103   85,746  2,007,642 SH       SOLE                 2,007,642
APPLIED MATLS INC            COM              038222105   85,816  6,372,100 SH       SOLE                 6,372,100
ARVINMERITOR INC             COM              043353101   73,218  5,484,493 SH       SOLE                 5,484,493
BANK OF AMERICA CORPORATION  COM              060505104  146,741  8,220,762 SH       SOLE                 8,220,762
BMC SOFTWARE INC             COM              055921100   49,647  1,306,494 SH       SOLE                 1,306,494
CIGNA CORP                   COM              125509109  162,879  4,452,668 SH       SOLE                 4,452,668
CIT GROUP INC                COM NEW          125581801   67,168  1,724,036 SH       SOLE                 1,724,036
CITIGROUP INC                COM              172967101   36,450  9,000,000 SH       SOLE                 9,000,000
CLEARWIRE CORP NEW           CL A             18538Q105    8,946  1,249,400 SH       SOLE                 1,249,400
CLEARWIRE CORP NEW           RIGHT 06/21/2010 18538Q139      355  1,916,666 SH       SOLE                 1,916,666
COMCAST CORP NEW             CL A             20030N101   27,541  1,462,600 SH       SOLE                 1,462,600
CVS CAREMARK CORPORATION     COM              126650100   98,321  2,689,295 SH       SOLE                 2,689,295
DAVITA INC                   COM              23918K108  128,893  2,033,007 SH       SOLE                 2,033,007
DIRECTV                      COM CL A         25490A101   33,310    985,200 SH       SOLE                   985,200
DONNELLEY R R & SONS CO      COM              257867101   57,670  2,701,157 SH       SOLE                 2,701,157
EBAY INC                     COM              278642103   90,966  3,373,159 SH       SOLE                 3,373,159
EXPEDIA INC DEL              COM              30212P105   33,096  1,326,492 SH       SOLE                 1,326,492
EXPRESS SCRIPTS INC          COM              302182100  269,372  2,647,130 SH       SOLE                 2,647,130
FIDELITY NATL INFORMATION SV COM              31620M106  212,998  9,086,963 SH       SOLE                 9,086,963
FISERV INC                   COM              337738108   85,542  1,685,226 SH       SOLE                 1,685,226
FLEXTRONICS INTL LTD         ORD              Y2573F102  167,541 21,370,018 SH       SOLE                21,370,018
FRESENIUS MED CARE AG&CO KGA SPONSORED ADR    358029106    1,624     28,911 SH       SOLE                    28,911
HARTFORD FINL SVCS GROUP INC COM              416515104   90,944  3,200,000 SH       SOLE                 3,200,000
HEWLETT PACKARD CO           COM              428236103  169,630  3,191,542 SH       SOLE                 3,191,542
JPMORGAN CHASE & CO          COM              46625H100  164,471  3,675,332 SH       SOLE                 3,675,332
KROGER CO                    COM              501044101   21,660  1,000,000 SH       SOLE                 1,000,000
LEAR CORP                    COM NEW          521865204   23,283    293,422 SH       SOLE                   293,422
LIFE TECHNOLOGIES CORP       COM              53217V109  325,291  6,223,282 SH       SOLE                 6,223,282
LINCARE HLDGS INC            COM              532791100   26,286    585,700 SH       SOLE                   585,700
LIVE NATION ENTERTAINMENT IN COM              538034109   18,482  1,274,646 SH       SOLE                 1,274,646
LOUISIANA PAC CORP           COM              546347105   20,658  2,282,600 SH       SOLE                 2,282,600
MASCO CORP                   COM              574599106   15,520  1,000,000 SH       SOLE                 1,000,000
MCDERMOTT INTL INC           COM              580037109   21,563    801,000 SH       SOLE                   801,000
MCKESSON CORP                COM              58155Q103  348,408  5,301,406 SH       SOLE                 5,301,406
MEDCO HEALTH SOLUTIONS INC   COM              58405U102  113,169  1,752,926 SH       SOLE                 1,752,926
MERCK & CO INC NEW           COM              58933Y105   37,350  1,000,000 SH       SOLE                 1,000,000
MONSANTO CO NEW              COM              61166W101    1,336     18,700 SH       SOLE                    18,700
MORGAN STANLEY               COM NEW          617446448   35,148  1,200,000 SH       SOLE                 1,200,000
MUELLER WTR PRODS INC        COM SER A        624758108   32,549  6,809,493 SH       SOLE                 6,809,493
OMNICARE INC                 COM              681904108  204,168  7,216,981 SH       SOLE                 7,216,981
ORACLE CORP                  COM              68389X105  158,262  6,155,654 SH       SOLE                 6,155,654
OWENS CORNING NEW            COM              690742101   39,672  1,559,439 SH       SOLE                 1,559,439
PFIZER INC                   COM              717081103   53,439  3,115,996 SH       SOLE                 3,115,996
PHH CORP                     COM NEW          693320202   23,864  1,012,464 SH       SOLE                 1,012,464
PITNEY BOWES INC             COM              724479100   68,686  2,809,248 SH       SOLE                 2,809,248
PSS WORLD MED INC            COM              69366A100   11,162    474,764 SH       SOLE                   474,764
REPUBLIC SVCS INC            COM              760759100   91,705  3,160,054 SH       SOLE                 3,160,054
TAKE-TWO INTERACTIVE SOFTWAR COM              874054109   19,190  1,944,771 SH       SOLE                 1,944,771
TARGET CORP                  COM              87612E106   88,084  1,674,600 SH       SOLE                 1,674,600
TERRESTAR CORP               COM              881451108    1,616  1,223,988 SH       SOLE                 1,223,988
TEXTRON INC                  COM              883203101    8,505    400,600 SH       SOLE                   400,600
THERMO FISHER SCIENTIFIC INC COM              883556102  218,692  4,251,395 SH       SOLE                 4,251,395
TYCO INTERNATIONAL LTD       SHS              H89128104   50,212  1,312,730 SH       SOLE                 1,312,730
URS CORP NEW                 COM              903236107   82,506  1,663,083 SH       SOLE                 1,663,083
VIACOM INC NEW               CL B             92553P201  111,725  3,249,700 SH       SOLE                 3,249,700


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



                                                  GLENVIEW CAPITAL MANAGEMENT LLC
                                                             FORM 13F
                                                   Quarter Ended March 31, 2010

---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
WALGREEN CO                  COM              931422109    7,418    200,000 SH       SOLE                   200,000
WELLPOINT INC                COM              94973V107  159,191  2,472,680 SH       SOLE                 2,472,680
WILLIS GROUP HOLDINGS PUBLIC SHS              G96666105   65,337  2,088,123 SH       SOLE                 2,088,123
WYNDHAM WORLDWIDE CORP       COM              98310W108   66,200  2,572,855 SH       SOLE                 2,572,855
XEROX CORP                   COM              984121103  233,822 23,981,728 SH       SOLE                23,981,728